Fees Summary	Dec. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,314,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,562.46
Total Offset Amount	0.00
Net Fee	1,562.46
Narrative - Max Aggregate Offering Price	$ 11,314,000.00
Final Prospectus	true